The Florida


TaxFree Funds





The Florida TaxFree ShortTerm Fund


The Florida TaxFree Money Market Fund






Distributor:


William R. Hough & Co.


100 Second Avenue South, Suite 800


St. Petersburg, Florida  33701-4386


(800) 557-7555







Semi-Annual Report


October 31, 2002
This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.




CONTENTS


	President's Message	2

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	4
		Municipal Bonds	6

	The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes	11
		Municipal Bonds	11

 	Statements of Assets and Liabilities	17

	Statements of Operations	18

	Statements of Changes in Net Assets	19

	Notes to Financial Statements	20








Dear Shareholder:

We are pleased to present the Semi-Annual Report on The Florida TaxFree Funds. We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.

The Florida TaxFree Money Market Fund

Total net assets of the Fund were $172.1 million as of October 31, 2002. This compares with $166.8 million on April 30, 2002 and $172.7 million on October 31, 2001.

We are pleased to report that the Florida TaxFree Money Market Fund maintained its ranking within the top 10% of tax-free state-specific funds tracked by iMoneyNet Inc. (formerly IBC Financial Data, Inc.), a respected mutual fund performance and statistical reporting company. Rankings by iMoneyNet for the periods ending October 31, 2002 are as follows:

1-year total return ...26 out of 304, 3-year total return...16 out of 263, 5-year total return...13 out of 234

The 7-day average yield of the Fund was 1.22% as of October 31, 2002. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 1.92%. Had certain fees and expenses not been reimbursed by the adviser, the yield and ranking would have been lower. Past performance, however, is no guarantee of future results.

The Florida TaxFree ShortTerm Fund

As of October 31, 2002, total net assets for the Fund were $23.1 million, compared with assets of $22.4 million on April 30, 2002 and $23.1 million on October 31, 2001. The portfolio had a dollar-weighted average maturity of 2.27 years and a 30-day SEC yield of 1.94% on October 31, 2002. This yield equates to a tax equivalent yield of 3.13% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.

The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $10.25 on October 31, 2002, compared with $10.14 on April 30, 2002, and $10.24 on October 31, 2001, contributing to a 5.51% cumulative total return on the Fund for the year ended October 31, 2002. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period. The Fund paid dividends of 16 cents per share for the six-month period ending October 31, 2002 and 38 cents per share for the year then ending.

For the five-year period ending October 31, 2002, the average annual total return for the Fund was 4.47%. The cumulative total return on the Fund since its inception November 22, 1993 through October 31, 2002 was 47.68%. This represents a return of 4.46% on an annualized basis. Another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $14,768 on October 31, 2002, including reinvestment of all distributions, and before any applicable taxes.




The Florida Intangible Tax

The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.

Each of The Florida TaxFree Funds will ordinarily invest at least 80% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 20% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.

We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,



W. Robb Hough, Jr.
President
The Hough Group of Funds











The Florida TaxFree Money Market Fund
Statement of Investments
October 31, 2002 (Unaudited)

                                                Principal
Variable Rate Demand Notes                      Amount          Value

Florida (40.7%)


Alachua, FL, IDB, (Sabine Inc., Project), 1.95%, 09/01/15, SunTrust Bank, N.A., LOC
                                               $1,300,000       $1,300,000

Capital Trust Agency, FL, IDB, (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 1.85%, 10/01/33, JP Morgan Chase Bank, LOC
                                                1,500,000        1,500,000

Collier County, FL IDA, IDB, (Redlands Christian Migrant Association, Inc., Project), 1.90%, 12/01/26, Bank of America, N.A., LOC
                                                4,400,000        4,400,000

Dade County, FL IDA, IDB, (Dolphins Stadium), Series A, 1.85%, 01/01/16, Societe Generale, LOC
                                                  600,000          600,000

Escambia County, FL, Sales Tax RB, (P-Floats PT1539), 1.92%, 10/01/22, AMBAC insured, Merrill Lynch, SBPA
                                                2,460,000        2,460,000

Florida Development Finance Corp, IDB, (DSLA Realty LC Project), Series A-1, 2.00%, 04/01/25, SunTrust Bank, N.A., LOC
                                                1,680,000        1,680,000

Florida Development Finance Corp, IDB, (RL Smith Investments LLC Project), Series A-2, 2.00%, 04/01/25, SunTrust Bank, N.A., LOC
                                                1,750,000        1,750,000

Florida Development Finance Corp, IDB, (Charlotte Community Project), Series A-3, 1.90%, 02/01/21, SunTrust Bank, N.A., LOC
                                                1,550,000        1,550,000

Florida HFA, Housing RB, (Lakes of Northdale Project), Series D, 1.90%, 06/01/07, SouthTrust Bank of AL, LOC
                                                2,065,000        2,065,000

Florida HFA, Housing RB, (Town Colony Development), 1983 Series E, 1.90%, 12/01/05, Credit Suisse First Boston, LOC
                                                1,885,000        1,885,000

Florida Local Government Finance Auth, IDB, (Lake Wales Medical Centers Project), Series A, 2.15%, 03/01/15, First Union National Bank, LOC
                                                  910,000          910,000

Gulf Breeze, FL, Hospital RB, (Heritage Healthcare Project), 2.20%, 01/01/24, Anchor National Life Insurance Co., SBPA
                                                3,400,000        3,400,000

Jacksonville, FL Electric Auth, Electric Util RB, Series A, 2.00%, 10/01/10, Westdeutsche Landesbank Girozentrale, SPBA
                                                2,600,000        2,600,000

Jacksonville, FL Electric Auth, Electric Util RB, Series B, 2.00%, 10/01/10, Landesbank Hessen-Thuringen Girozentrale, SPBA
                                                2,300,000        2,300,000

Jacksonville, FL Electric Auth, Electric Util RB, Series F, 2.00%, 10/01/30, Landesbank Hessen-Thuringen Girozentrale, SPBA
                                                6,775,000        6,775,000

Jacksonville, FL Electric Auth, Electric Util RB, Series B, 2.00%, 10/01/30, Bank of America, SPBA
                                                3,000,000        3,000,000

Jacksonville, FL Electric Auth, Electric Util RB, Series C, 2.00%, 10/01/30, Dexia Credit Local de France, SPBA
                                                1,100,000        1,100,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital), Series D, 1.95%, 04/01/20, SunTrust Bank, N.A., Liquidity
                                                1,800,000        1,800,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital), Series 1995A, 2.05%, 04/01/25, SunTrust Bank, N.A., Liquidity
                                                3,400,000        3,400,000

Lee County, FL HFA, Housing RB, (University Club Apartments), 1.94%, 05/15/35, SouthTrust Bank, N.A., LOC
                                                  800,000          800,000

Martin County, FL, Solid Waste RB, (Florida Power & Light), 2.10%, 01/01/27
                                                2,000,000        2,000,000

Orange County, FL Educational Facilities Auth, Higher Education RB, (Rollins College Project), 1.90%, 05/01/31, Bank of America, N.A., LOC
                                                3,000,000        3,000,000

Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health Systems/Sunbelt Obligated Group), Floater Certificates - Series 171, Series A, 2.05%, 11/15/14, FSA Insured, Morgan Stanley Dean Witter, Liquidity Facility
                                                6,035,000        6,035,000

Orange County, FL IDA, IDB, (Central Florida YMCA Project), Series 2002A, 1.90%, 05/01/27, Bank of America, N.A., LOC
                                                1,000,000        1,000,000

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Bethesda Healthcare System Project), 2.00%, 12/01/31, SunTrust Bank, LOC
                                                1,600,000        1,600,000

Palm Beach County, FL, Public Improv RB, (Jewish Community Campus Project), 1.85%, 03/01/30, The Northern Trust Company, LOC
                                                1,200,000        1,200,000

Palm Beach County, FL, Hospital RB, (Hospice of Palm Beach County, Inc. Project), Series 2001, 1.85%, 10/01/31, The Northern Trust Company, LOC
                                                1,700,000        1,700,000

St. Lucie County, FL, Pollution Control, (Florida Power & Light), 2.05%,
09/01/28
                                                1,000,000        1,000,000

St. Lucie County, FL, IDB, (Freedom Plastics FL Project), 1.92%, 11/01/20, LaSalle Bank, N.A., LOC
                                                2,500,000        2,500,000

St. Petersburg, FL, Public Improv RB, (Florida International Museum Project), Series 1997A, 1.85%, 10/01/17, SunTrust Bank, Tampa Bay, LOC
                                                2,975,000        2,975,000

St. Petersburg, FL Health Facilities Auth, Hospital RB, (Menorah Manor Project), Series 1997, 1.95%, 07/01/27, SunTrust Bank, Tampa Bay, LOC
                                                  700,000          700,000

Southeast Volusia, FL Hospital District, Hospital RB, (Bert Fish Medical Center), 1.90%, 05/01/22, SouthTrust Bank of Alabama, N.A., LOC
                                                  600,000          600,000

Sumter County, FL IDA, IDB, (Great Southern Wood, FL, Inc.), 2.10%, 04/01/05, SouthTrust Bank, LOC
                                                  250,000          250,000






                                                Principal
Variable Rate Demand Notes                      Amount           Value

Non-Florida (3.5%)


Illinois Health Facilities Auth, Hospital RB, (Blessing Hospital), Series 1999, 1.90%, 11/15/29, FSA Insured, Bank One, SBPA
                                               $  100,000       $  100,000

Oklahoma State Industries Auth, IDB, (Amateur Softball Association Project), 2.00%, 06/01/14, Bank One Oklahoma, N.A., LOC
                                                1,600,000        1,600,000

Providence, RI Housing Auth, Housing RB, (Cathedral Square), Series A, 2.10%, 09/01/30, Fleet Bank, LOC
                                                2,890,000        2,890,000

Providence, RI Housing Auth, Housing RB, (Cathedral Square), Series B, 2.10%, 09/01/17, Fleet Bank, LOC
                                                1,370,000        1,370,000



Total Variable Rate Demand Notes (Cost $75,795,000)            $75,795,000



*These securities have maturities greater than one year but are redeemable upon demand. For purposes of calculating the Fund's weighted average maturity, the length to maturity of these investments is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

                                                Principal
Municipal Bonds                                 Amount           Value

Florida (54.0%)


Brevard County, FL School Board, Certificates of Participation, 2.00%, 07/01/03, AMBAC Insured
                                               $1,010,000      $ 1,013,727

Brevard County, FL School District, Revenue Anticipation Notes, 2.50%,
05/02/03
                                                2,500,000        2,512,142

Brevard County, FL School District, Tax Anticipation Notes, 2.25%, 06/30/03
                                                1,000,000        1,005,298

Brevard County, FL Solid Waste Management System, Solid Waste RB, 4.10%, 04/01/03, FSA Insured
                                                   50,000          50,444

Broward County, FL, GO Bonds, Series B, 4.00%, 01/01/03
                                                1,000,000        1,004,203

Broward County, FL, Sales Tax RB, Commercial Paper, 1.70%, 11/14/02, Dexia Credit Local de France, LOC
                                                1,500,000        1,500,000

Charlotte County, FL School District, Tax Anticipation Notes, 2.25%, 06/30/03
                                                2,000,000        2,011,843

Clearwater, FL, Public Inprovement RB, (Spring Training Facility), 2.00%, 03/01/03, MBIA Insured
                                                  165,000          165,364

Clearwater, FL, Water & Sewer RB, 5.00%, 12/01/02, AMBAC Insured
                                                  150,000          150,401


Dade County, FL Educational Facilities Auth, Higher Education RB, (University of Miami), Series B, 4.70%, 04/01/03, MBIA Insured
                                                  185,000          187,041

Escambia County, FL HFA, Housing RB, (Single Family Mortgage), Series B, 2.20%, 05/03/03, GNMA/FNMA Collateralized, Mandatory Tender @ 100, Bank of America, N.A., SBPA
                                                1,000,000        1,000,000

Escambia County, FL School Board, Certificates of Participation, 3.00%, 02/01/03, MBIA Insured
                                                1,230,000        1,234,252

Escambia County, FL Utilities Auth, Water & Sewer RB, Series A, 6.30%, 01/01/03, Pre-refunded @ 102
                                                  245,000          251,706

Escambia County, FL Utilities Auth, Solid Waste RB, (Sanitation System Rev), 6.00%, 01/01/03, Pre-refunded @ 102
                                                1,700,000        1,745,302

Everglades City, FL, Bond Anticipation Notes, 2.75%, 11/02/02
                                                1,148,230        1,148,246

Florida Rural Utility Financing Commission, Public Improv Revenue Notes, (Public Projects Construction), Series 2002A, 3.00%, 07/15/03
                                                3,730,000        3,763,567

Florida State Board of Education, GO Bonds, Series D, 6.75%, 06/01/03
                                                  485,000          499,475

Florida State Board of Education, GO Bonds, (Capital Outlay), Series F, 5.40%, 06/01/03
                                                  100,000          102,259

Florida State Board of Education, GO Bonds, Series A, 5.20%, 01/01/03
                                                  100,000          100,571

Florida State Board of Education, Public Improvement RB, (Lottery Revenues), Series C, 4.00%, 07/01/03, FGIC Insured
                                                  225,000          228,733

Florida Local Government Commission, Commercial Paper, (Florida Association of Counties Pooled Program), 1.35%, 12/09/02, First Union National Bank, LOC
                                                1,864,000        1,864,000

Florida Local Government Commission, Commercial Paper, (Florida Association of Counties Pooled Program), 1.60%, 12/09/02, First Union National Bank, LOC
                                                  150,000          150,000

Florida Local Government Commission, Commercial Paper, (Florida Pooled Program), Series B, 1.50%, 11/07/02, First Union National Bank, LOC
                                                1,935,000        1,935,000

Florida State Turnpike Auth, Transportation RB, (Department of Transportation), Series A, 5.50%, 07/01/03, AMBAC Insured
                                                  100,000          102,693

Gainesville, FL Utility System, Electric Util RB, CP Notes, Series C, 1.35%, 11/05/02, Bayerische Landesbank, LOC
                                                1,883,000        1,883,000

Greater Orlando, FL Aviation Auth, Transportation RB, Series B, 3.00%, 10/01/03, FSA Insured
                                                  200,000          201,655

Gulf Breeze, FL, IDB, (Local Government Loan Program), Series B, 4.15%, 12/01/02, FGIC Insured, Mandatory Tender @ 100
                                                  905,000          909,532

Jacksonville, FL Electric Auth, Water & Sewer RB, CP Notes, Series D, 1.65%, 12/11/02, Dexia Credit Local, SBPA
                                                5,000,000        5,000,000

Jacksonville, FL, GO Bonds, (Commercial Paper Program), 1.55%, 11/15/02, J. P. Morgan Chase and SunTrust Bank, LOC
                                               10,000,000       10,000,000

Jacksonville, FL, Commercial Paper, (Florida Power & Light), Series 1992, 1.45%, 11/06/02
                                                5,300,000        5,300,000

Jacksonville, FL Port Auth, Transportation RB, 4.20%, 10/01/03, FGIC insured
                                                  200,000          204,425

Kissimmee, FL Utility Auth, Electric Util RB, Commercial Paper, Series 2000B, 1.75%, 12/03/02, Bank of Nova Scotia, Liquidity
                                                3,000,000        3,000,000

Lakeland, FL, Hospital RB, (Lakeland Regional Medical Center), 4.20%, 11/15/02, MBIA Insured
                                                  200,000          200,143

Lee County, FL HFA, Housing RB, (Floater - PT-611), 1.85%, 03/06/03, Mandatory Tender @ 100, Banco Santander Central Hispano, S.A., Liquidity
                                                5,220,000        5,220,000

Lee, FL Memorial Health System, Hospital RB, Series A, 4.00%, 04/01/03, FSA Insured
                                                3,760,000        3,789,959

Manatee County, FL, Public Improvement RB, 3.60%, 04/01/03, MBIA Insured
                                                  100,000          100,907

Marion County, FL, Public Improvement RB, 1.55%, 12/01/02, MBIA Insured
                                                  500,000          500,000

Martin County, FL, GO Bonds, 4.30%, 02/01/03, AMBAC Insured
                                                  100,000          100,705

Miami-Dade County, FL, GO Bonds, (Fire and Rescue Service District), 5.50%, 04/01/03, AMBAC Insured
                                                  800,000          812,584

Miami-Dade County, FL, Transportation RB, (Miami International Airport), Commercial Paper, Series A, 1.50%, 12/06/02, J.P. Morgan Chase, Bayerische Landesbank Girozentrale, State Street Bank, LOC
                                                2,500,000        2,500,000

Miami, FL, Water & Sewer RB, (Sanitation Sewer System), 5.40%, 01/01/03, Pre-refunded @ 101
                                                  445,000          452,137

Ocala, FL, Public Improvement RB, (Capital Improvement), 2.00%, 10/01/03, AMBAC Insured
                                                  430,000          431,943

Ocala, FL, Public Improvement RB, (Optional Gas Tax Rev), 2.50%, 10/01/03, AMBAC Insured
                                                1,315,000        1,326,894

Orlando, FL Utilities Commission, Water & Electric RB, (Commercial Paper), Series 1999A, 1.40%, 11/12/02, Morgan Guaranty Trust Company, LOC
                                                6,000,000        6,000,000

Osceola County, FL School District, GO Bonds, 2.00%, 08/01/03, FSA Insured
                                                  370,000          371,642

Palm Beach County, FL, GO Bonds, (Land Acquisition Program), Series A, 3.50%, 06/01/03
                                                  100,000          101,088

Palm Beach County, FL, Public Improvement RB, (Criminal Justice Facilities), 2.00%, 06/01/03
                                                  370,000          371,385

Palm Beach County, FL, Hospital RB, (Lourdes-Noreen McKeen Residence for Geriatric Care, Inc.), 3.00%, 12/01/02, Radian Asset Assurance Insured
                                                  175,000          175,197

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Pooled Hospital Loan Project), Commercial Paper, 1.65%, 11/21/02, SunTrust Bank, LOC
                                                2,500,000        2,500,000

Pinellas County, FL School District, Tax Anticipation Notes, 2.50%, 06/30/03
                                                2,500,000        2,516,018

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series D, 2.00%, 12/15/02, National Rural Utilities Cooperative Finance Corporation, GTY, Mandatory Tender @ 100
                                                1,500,000        1,500,000

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series H-4, 1.60%, 03/17/03, National Rural Utilities Cooperative Finance Corporation, GTY, Mandatory Tender @ 100
                                                1,500,000        1,500,000

Rockford, IL, GO Bonds, 5.20%, 12/15/02, Pre-refunded @ 100
                                                  200,000          200,818

St. Lucie County, FL School District, GO Bonds, Series A, 4.10%, 02/01/03, FSA Insured
                                                  100,000          100,643

Seacoast FL Utility Auth, Water & Sewer RB, 3.00%, 03/01/03, FGIC Insured
                                                  100,000          100,510

Seminole County, FL School District, Tax Anticipation Notes, 2.125%, 08/19/03
                                                1,500,000        1,508,550

Sumter County, FL School Board, Certificates of Participation, 2.00%, 01/01/03, MBIA Insured
                                                  165,000          165,135

Sunshine State Governmental Financing Comm, Commercial Paper, Series A, 1.50%, 12/04/02, FGIC Insured, SBPA: Bank of Nova Scotia
                                                4,539,000        4,539,000

Sunshine State Governmental Financing Comm, Commercial Paper, Series C, 1.45%, 11/13/02, FGIC Insured, SBPA: Toronto-Dominion Bank
                                                1,330,000        1,330,000

Sunshine State Governmental Financing Comm, Commercial Paper, Series G, 1.45%, 12/10/02, MBIA Insured, SBPA: Landesbank Hessen-Thuringen Girozentrale
                                                2,500,000        2,500,000

Sunshine State Governmental Financing Comm, Commercial Paper, Series F, 1.45%, 12/05/02, AMBAC Insured, SBPA: Landesbank Hessen-Thuringen Girozentrale
                                                1,500,000        1,500,000

Tampa, FL, Hospital RB, (Allegany Health System - St. Mary's), 4.55%, 12/01/02, Escrowed to Maturity
                                                  100,000          100,190



Non-Florida (1.8%)


Calamus-Wheatland, IA Community School District, GO Bonds, 4.00%, 12/01/02, MBIA Insured
                                                   90,000           90,184

Chicago, IL, GO Bonds, Tender Notes, 1.75%, 12/05/02, Mandatory Tender @100, Landesbank Hessen-Thuringen, LOC
                                                1,000,000        1,000,000

DeKalb County, GA Development Auth, Public Improvement RB, (Emory University Project), Series A, 5.25%, 11/01/02
                                                  200,000          200,000

Deschutes County, OR, GO Bonds, 2.00%, 12/01/02, FSA Insured
                                                  100,000          100,057

DuPage, IL Forest Preservation District, GO Bonds, Series A, 4.90%, 11/01/02
                                                  100,000          100,000

Michigan State Trunk Line, Public Improvement RB, Series B, 5.00%, 11/15/02, FGIC Insured
                                                  500,000          500,612

Nassau County, NY, GO Bonds, Series U, 5.125%, 11/01/02, AMBAC Insured
                                                  100,000          100,000

Puerto Rico, Commonwealth of, Tax and Revenue Anticipation Notes, 2.50%,
07/30/03
                                                1,000,000        1,007,507

Washoe County, NV School District, Certificates of Participation, 3.00%, 11/01/02, AMBAC Insured
                                                  100,000          100,000



Total Municipal Bonds (Cost $95,938,687)                    $   95,938,687


Total Par Value (Cost $171,733,687)                         $  171,733,687



Summary of Ratings:  AAA/Equivalent 98%, AA/Equivalent 2%
Average Portfolio Maturity:  50.67 Days


(a) percentages indicated are based on investments
AMBAC	Ambac Assurance Corporation
GTY	Guarantee
CP	Commercial Paper
FHA     Federal Housing Authority
FGIC	Financial Guaranty Insurance Corporation
IDA     Industrial Development Authority
HFA     Housing Finance Authority
IDB	Industrial Development Bond
FNMA	Federal National Mortgage Association
LOC	Letter of Credit
FSA	Financial Securities Assurance
MBIA	Municipal Bond Insurance Association
GIC	Guaranteed Insurance Contract
RB	Revenue Bond
GO	General Obligation
SBPA	Standby Bond Purchase Agreement
GNMA	Government National Mortgage Association
SFM	Single Family Mortgage













The Florida TaxFree ShortTerm Fund
Statement of Investments
October 31, 2002 (Unaudited)

                                                Principal
Variable Rate Demand Notes                      Amount          Value


Florida (8.7%)


Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital), Series 1995A, 2.05%, 04/01/25, SunTrust Bank, N.A., Liquidity
                                               $1,400,000       $1,400,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital), Series 1997B, 2.05%, 04/01/27, SunTrust Bank, N.A., Liquidity
                                                  500,000          500,000



Non-Florida (2.5%)


Los Angeles County, CA IDA, IDB, (Walter & Howard Lim), 2.35%, 12/01/06, Dai-Ichi Kangyo Bank, Ltd., LOC
                                                  555,000          555,000



Total Variable Rate Demand Notes (Cost $ 2,455,000)           $  2,455,000



*These securities have maturities greater than one year but are redeemable upon demand. For purposes of calculating the Fund's weighted average maturity, the length to maturity of these investments is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.


                                                Principal
Municipal Bonds                                 Amount          Value


Florida (85.6%)


Brevard County, FL, Water & Sewer RB, 5.85%, 03/01/04, Escrowed to Maturity
                                               $  100,000       $  105,464

Capital Projects Finance Auth, FL, Housing RB, (Capital Projects Loan Program
- Florida Universities), Senior Series F-1, 4.50%, 10/01/06, MBIA Insured
                                                  250,000          262,700

Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program), 4.50%, 04/01/03, GNMA/FNMA Collateralized
                                                  205,000          206,671

Clearwater, FL Housing Auth, Housing RB, (Hamptons Apartments), 8.25%, 05/01/04, Pre-refunded @ 103
                                                  590,000          661,007

Collier County, FL School Board, Certificates of Participation, 4.50%, 02/15/06, FSA Insured
                                                  205,000          218,485

Crossings at Fleming Island Community Development District, FL, Special Assessment Bonds, Series B, 5.15%, 05/01/03, MBIA Insured
                                                  200,000          203,424

Dade County, FL, GO Bonds, 5.25%, 11/01/04, FGIC Insured
                                                   50,000           53,345

Dade County, FL, GO Bonds, 5.25%, 11/01/05, FGIC Insured
                                                  335,000          365,314

Dade County, FL School Board, Certificates of Participation, Series B, 5.60%, 08/01/06, Pre-refunded @ 101
                                                  115,000          129,573

Dade County, FL School District, GO Bonds, 5.00%, 08/01/05, MBIA Insured
                                                  100,000          105,905

Duval County, FL School District, GO Bonds, 6.30%, 08/01/07, AMBAC Insured
                                                  250,000          288,855

Escambia County, FL Health Facilities Auth, Hospital RB, (Azalea Trace, Inc. Project), 5.25%, 01/01/03
                                                  300,000          299,730

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital & Baptist Manor Project), 4.40%, 10/01/03
                                                  210,000          213,205

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, 4.50%, 04/01/03, GNMA Collateralized
                                                  200,000          201,662

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program), 4.10%, 04/01/04, GNMA Collateralized
                                                  130,000          132,059

Escambia County, FL Utilities Auth, Water & Sewer RB, 3.90%, 01/01/03, FSA
Insured
                                                  100,000          100,346

First Florida Governmental Financing Commission, Public Improv RB, 4.20%, 07/01/04, AMBAC Insured
                                                  100,000          103,995

Florida Development Finance Corporation, IRB, (FDFC Guaranty Program), 1997 Series B, 4.90%, 05/01/03, AMBAC Insured
                                                   40,000           40,630

Florida State Department of Transportation, GO Bonds, (Right of Way), 5.80%, 07/01/05, Pre-refunded @ 101
                                                  125,000          138,649

Florida State Board of Education, GO Bonds, Capital Outlay, Series A, 6.625%, 06/01/07, Escrowed to Maturity
                                                  305,000          328,604

Florida State Board of Education, GO Bonds, Capital Outlay, 8.40%, 06/01/07
                                                   55,000           65,316

Florida State Board of Education, GO Bonds, Series C, 5.40%, 06/01/03
                                                   60,000           61,303

Florida State Board of Education, GO Bonds, Series A, 5.00%, 06/01/07
                                                  200,000          219,408

Florida State Board of Education, GO Bonds, Capital Outlay, Series C, 4.90%, 06/01/05
                                                  100,000          102,862

Florida State Board of Education, GO Bonds, Capital Outlay, Series E, 5.80%, 06/01/04, Pre-refunded @ 101
                                                  150,000          161,082

Florida State Board of Education, GO Bonds, Capital Outlay, Series A, 5.25%, 06/01/04
                                                  100,000          105,419

Florida State Board of Education, GO Bonds, Capital Outlay, Series A, 6.00%, 01/01/05
                                                  100,000          108,306

Florida State Board of Education, GO Bonds, Capital Outlay, Series B, 4.625%, 01/01/07
                                                  300,000          322,173

Florida State Board of Education, GO Bonds, Series A, 5.00%, 06/01/04
                                                  200,000          210,066

Florida State Board of Education, GO Bonds, Capital Outlay, Series B, 5.00%, 06/01/06
                                                  365,000          397,427

Florida State Board of Regents, Certificates of Participation, State University System, (FL Atlantic University Foundation, Inc.), 4.00%, 05/01/04, Asset Guaranty Insured
                                                  125,000          128,854

Florida State Department of Transportation, Transportation RB, (Alligator Alley), 6.25%, 07/01/06, FGIC Insured
                                                  100,000          113,431

Florida State Department of Environmental Protection, Public Improv RB, (Preservation 2000), Series 2001A, 5.00%, 07/01/07, FSA Insured
                                                  250,000          274,675

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Department of Environmental Protection - Preservation
2000), Series A, 5.00%, 07/01/05, FGIC Insured

                                                  350,000          376,166

Florida State Turnpike Auth, Transportation RB, Series B, 4.40%, 07/01/07, MBIA Insured
                                                  100,000          107,262

Greater Orlando, FL Aviation Auth, Transportation RB, (Orlando, FL Airport), Series B, 3.25%, 10/01/06, FSA Insured
                                                  250,000          255,900

Gulf Breeze, FL, Public Improvement RB, (Venice Local Government Loan), 4.00%, 12/01/06, FGIC Insured, Mandatory Tender @ 100
                                                  35,000            37,158

Halifax, FL Hospital Medical Center, Hospital RB, Series A, 5.00%, 10/01/07, MBIA Insured
                                                  440,000          475,323

Highlands County, FL Health Facilities Auth, Hospital RB, (Adventist Health/ Sunbelt), 3.35%, 09/01/05, Mandatory Tender @ 100
                                                  500,000          500,120

Hillsborough County, FL, Water & Sewer RB, (Capacity Special Assessment), 4.45%, 03/01/04, FSA Insured
                                                  200,000          207,264

Hillsborough County, FL, Water & Sewer RB, (Capacity Special Assessment), 4.50%, 03/01/06, FSA Insured
                                                  190,000          202,724

Hillsborough County, FL Educational Facilities Auth, Higher Education RB, (University of Tampa Project), 4.15%, 12/01/06, Radian Asset Assurance Insured
                                                  225,000          237,483

Hillsborough County, FL HFA, Housing RB, Single Family Mortgage, Series A-1, 4.25%, 04/01/07, GNMA/FNMA Collateralized
                                                  115,000          117,828

Hillsborough County, FL IDA, Hospital RB, (H. Lee Moffitt Cancer Center Project), Series C, 3.00%, 07/01/04
                                                  170,000          171,312

Hillsborough County, FL, Water & Sewer RB, (Junior Lien), 5.00%, 08/01/06, AMBAC Insured
                                                  250,000          273,198

Homestead, FL, Special Assessment RB, (Hurricane Andrew), 5.25%, 03/01/03, Escrowed to Maturity
                                                  140,000          141,631

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 6.00%, 10/01/04, Pre-refunded @ 101
                                                  165,000          179,842

Jacksonville, FL, Higher Education RB, (Edward Waters College Project), 3.60%, 10/01/06, Mandatory Tender @ 100, First Union National Bank, LOC
                                                  655,000          655,000

Jacksonville, FL Health Facilities Auth, Hospital RB, (Charity Obligated Group), Series A, 5.00%, 08/15/03, MBIA Insured
                                                  300,000          307,821

Jacksonville, FL Health Facilities Auth, Hospital RB, (Charity Obligated Group), Series A, 5.50%, 08/15/06, MBIA Insured
                                                  250,000          276,963

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Florida Project), Series 2000A, 5.75%, 03/01/03
                                                  125,000          125,796

Jacksonville, FL Port Auth, Seaport RB, Series 2000, 4.70%, 11/01/06, MBIA
Insured
                                                  250,000          268,885

Lafayette County, FL, Public Improv RB, Series 2000, 4.90%, 09/01/04
                                                  155,000          162,260

Lakeland, FL, Hospital RB, (Lakeland Regional Medical Center), 4.20%, 11/15/02, MBIA Insured
                                                   90,000           90,062

Lauderhill, FL, Sales Tax RB, (Half Cent), 4.25%, 10/01/05, FGIC Insured
                                                  150,000          157,473

Lee County, FL School Board, Certificates of Participation, Series A, 4.85%, 08/01/03, FSA Insured
                                                   50,000           51,192

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project), 4.75%, 11/01/04, FSA Insured
                                                  185,000          195,094

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project), 4.75%, 11/01/05, FSA Insured
                                                  210,000          225,030

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project), 3.90%, 11/01/05, AMBAC Insured
                                                  295,000          310,393

Lee County, FL Solid Waste System, Solid Waste RB, 5.25%, 10/01/07, MBIA
Insured
                                                  500,000          545,790

Lee, FL Memorial Health System, Hospital RB, Series A, 4.00%, 04/01/07, FSA Insured
                                                  250,000          262,035

Leesburg, FL, Hospital RB, (Leesburg Regional Medical Center), Series B, 5.30%, 07/01/03
                                                   85,000           86,580

Lee County, FL School District, GO Bonds, 5.20%, 07/01/07
                                                  100,000          103,991

Martin County, FL Health Facilities Auth, Hospital RB, (Martin Memorial Medical Center), Series B, 5.25%, 11/15/07, MBIA Insured
                                                  250,000          277,978

Miami Beach, FL Health Facilities Auth, Hospital RB, (South Shore Hospital), Series A, 4.30%, 08/01/03, ACA Insured
                                                  130,000          132,159

Miami-Dade County, FL Solid Waste System, Solid Waste RB, 4.20%, 10/01/05, AMBAC Insured
                                                   75,000           79,438

Naples, FL, Hospital RB, (Naples Community Hospital, Inc. Project), 4.90%, 10/01/04, MBIA Insured
                                                  200,000          209,402

North Miami, FL Health Facilities Auth, Hospital RB, (Catholic Health Services Obligation Group), 5.10%, 08/15/04, SunTrust Bank, Central Florida, LOC
                                                  190,000          197,317

Northern Palm Beach County, FL Improvement District, Public Improv RB, (Water Control & Improvement - Unit Development 18), 4.30%, 08/01/05, MBIA Insured
                                                   50,000           52,926

Orange County, FL Health Facilities Auth, Hospital RB, (Orlando Regional Healthcare), Series A, 6.25%, 10/01/07, Escrowed to Maturity
                                                  235,000          273,317

Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health System), 5.50%, 11/15/03
                                                  250,000          257,613

Orange County, FL HFA, Housing RB, (Homeowner Rev), Series A-1, 4.95%, 09/01/05
                                                   50,000           52,213

Orlando, FL Utilities Commission, Electric Util RB, 5.75%, 10/01/05
                                                  500,000          551,320

Osceola County, FL HFA, Multifamily Housing RB, (Tierra Vista Apartments Project), Series A, 4.85%, 06/01/03, FSA Insured
                                                   55,000           55,650

Osceola County, FL, Sales Tax RB, 3.95%, 04/01/04, FSA Insured
                                                  150,000          154,581

Osceola County, FL School Board, Certificates of Participation, Series A, (Four Corners Charter School), 5.00%, 08/01/05, MBIA Insured
                                                  215,000          231,267

Palm Beach County, FL, Public Improv RB, (Criminal Justice Facilities), 5.375%, 06/01/07, FGIC Insured
                                                  250,000          278,038

Palm Beach County, FL Health Facilities Auth, Hospital RB, (The Waterford Project), Series 1997, 5.00%, 10/01/03
                                                  150,000          149,547

Palm Beach County, FL, Hospital RB, (Lourdes-Noreen Mckeen Residence for Geriatric Care, Inc.), 3.50%, 12/01/07, Radian Asset Assurance Insured
                                                  250,000          254,343

Palm Beach, FL HFA, Housing RB, (Lake Crystal Apts Project), 4.20%, 12/01/04, FHLMC Collateralized
                                                  130,000          133,849

Pinellas County, FL HFA, Single Family Mortgage RB, Series 1997C, 5.05%, 09/01/07, GNMA Collateralized
                                                   50,000           50,962

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Senior Lien, Series 1996A, 7.25%, 12/01/02
                                                  120,000          120,445

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.70%, 12/01/02
                                                   65,000           65,169

Pinellas County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, 3.70%, 09/01/06, GNMA/FNMA Collateralized
                                                   90,000           90,699

Plantation, FL, Water & Sewer RB, Zero Coupon, 03/01/03, MBIA Insured
                                                   40,000           39,774

Reedy Creek, FL Improvement District, Public Improv RB, Series A, 5.00%, 06/01/07, AMBAC Insured
                                                  135,000          148,100

St. Lucie County, FL School Board, Certificates of Participation, 5.00%, 07/01/03, Escrowed to Maturity
                                                   25,000           25,552

St. Lucie County, FL School Board, Certificates of Participation, 5.00%, 07/01/03, FSA Insured
                                                   30,000           30,664

St. Petersburg, FL Health Facilities Auth, Hospital RB, (All Children's Hospital), Series A, 6.30%, 11/15/04, MBIA Insured
                                                   50,000           51,059

St. Petersburg, FL, Water & Sewer RB, (Utility Tax Revenue), 5.00%, 06/01/07, AMBAC Insured
                                                  250,000          274,260

Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev), 3.80%, 09/01/04, FSA Insured
                                                  125,000          129,596

Seminole County, FL School Board, Certificates of Participation, Series A, 6.125%, 07/01/04, Pre-refunded @ 102
                                                  185,000          202,061

South Broward Hospital District, FL, Hospital RB, 4.95%, 05/01/03, AMBAC
Insured
                                                   50,000           50,800

South Broward Hospital District, FL, Hospital RB, 5.05%, 05/01/04, AMBAC
Insured
                                                  100,000          103,572

South Lake County, FL Hospital District, Hospital RB, (South Lake Hospital, Inc.), 4.625%, 10/01/04
                                                   65,000           67,295

Sunrise, FL, Water & Sewer RB, Series A, 5.75%, 10/01/06, Pre-refunded @ 101
                                                  100,000          113,527

Sunrise Lakes, FL, GO Bonds, (Phase 4 Recreation Dist), 4.125%, 08/01/04, AMBAC Insured
                                                  100,000          104,066

Tallahassee, FL, Electric Util RB, 6.10%, 10/01/06, Escrowed to Maturity
                                                  310,000          338,213

Tallahassee, FL, Electric Util RB, Series A, 4.00%, 10/01/04, FSA Insured
                                                  100,000          104,217

Turtle Run, FL Community Development District, Special Assessment RB, (Water Management Benefit), 5.00%, 05/01/05, MBIA Insured
                                                  210,000          224,746

Venice, FL, Hospital RB, (Bon Secours Health System Project), 5.10%, 08/15/05, MBIA Insured
                                                  100,000          107,882

Volusia County, FL Health Facilities Auth, Hospital RB, (John Knox Project), Series A, 5.50%, 06/01/05, Asset Guaranty Insured
                                                  300,000          323,292

West Orange, FL Healthcare District, Hospital RB, Series 1999A, 5.00%,
02/01/04
                                                  250,000          256,673






Non-Florida (3.2%)


Puerto Rico Commonwealth Medical Services Administration, Certificates of Participation, Series 2002, 2.75%, 12/01/03
                                                $ 235,000        $ 234,598

Virgin Islands Port Auth, Transportation RB, (Rohlsen Terminal), Series 1998A, 4.35%, 09/01/03
                                                  455,000          461,980



Total Municipal Bonds (Cost $20,059,864)                      $ 20,597,681


Total Par Amount (Cost $22,514,864)                           $ 23,052,681





Summary of Ratings:  AAA/Equivalent 68%, AA/Equivalent 16%
A/Equivalent 5%, BBB/Equivalent 6%, Other 5%
Average Portfolio Maturity:  2.27 Years


(a) percentages indicated are based on investments
AMBAC   Ambac Assurance Corporation
CP      Commercial Paper
FGIC    Financial Guaranty Insurance Corporation
FHA     Federal Housing Authority
FNMA    Federal National Mortgage Association
FSA     Financial Securities Assurance
GIC     Guaranteed Insurance Contract
GO      General Obligation
GNMA    Government National Mortgage Association
GTY     Guarantee
HFA     Housing Finance Authority
IDA     Industrial Development Authority
IDB     Industrial Development Bond
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
RB      Revenue Bond
SBPA    Standby Bond Purchase Agreement
SFM     Single Family Mortgage














THE FLORIDA TAXFREE FUNDS
Statement of Assets and Liabilities
October 31, 2002 (Unaudited)



                                                Money Fund      ShortTerm Fund
ASSETS

Investments in securities, at value
(cost $171,733,687 and $22,514,864
respectively)                                 $ 171,733,687     $  23,052,681

Cash                                                     --            32,431

Receivables:

     Interest                                       537,326           272,543

     Fund shares sold                               115,101                --

          Total assets                        $ 172,386,114     $  23,357,655



LIABILITIES




Payable for investment securities purchased   $          --     $     171,075

Dividend payable                                    168,218            59,349

Funds advanced by manager                            75,605             9,991

Funds advanced by custodian                           4,728                --

           Total liabilities                  $     248,551     $     240,415



NET ASSETS

Paid in capital                               $ 172,100,287     $  22,432,040

Net unrealized appreciation (depreciation)
on investments                                           --           537,817

Accumulated net realized gain (loss)                 37,276           147,383

Net assets                                    $ 172,137,563     $  23,117,240

Number of shares outstanding                    172,247,111         2,255,846

Net asset value, offering price and
redemption price per share                    $        1.00     $       10.25





THE FLORIDA TAXFREE FUNDS
Statement of Operations
For the Six Months Ended October 31, 2002 (Unaudited)



                                                Money Fund      ShortTerm Fund
INVESTMENT INCOME



Income:

     Interest                                 $   1,309,834     $     425,109

Expenses:

     Investment advisory fee (Note 2)	            416,336            70,481

     Distribution and service fees (Note 2)          49,694             8,743

     Custodian fees                                   7,623             6,425

     Transfer agency fees and expenses (Note 2)      53,049             9,027

     Printing costs                                   6,675               726

     Professional fees                                8,912             6,514

     Insurance                                        3,629               495

     Registration and filing fees                    19,000            11,167

     Trustees' fees and expenses                      6,290             1,110

     Other expenses                                  12,618            15,836

     Total expenses                                 583,826           130,524

Expense reimbursements and fee reductions (Note 2) (222,447)         ( 79,537)

      Net expenses                                  361,379            50,987

Net investment income                         $     948,455     $     374,122




REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS



Net realized gain (loss) on investments       $      (6,490)    $      89,658

Net unrealized appreciation (depreciation)
of investments                                           --           154,112

Net realized and unrealized gain (loss)
of investments                                       (6,490)          243,770

Increase in net assets from operations        $     941,965     $     617,892





THE FLORIDA TAXFREE FUNDS
Statements of Changes in Net Assets



                                        Money Fund           ShortTerm Fund
                                    Six Months             Six Months
                                     Ended       Year      Ended      Year
                                   (unaudited)   Ended    (unaudited)  Ended
                                    10/31/02   4/30/02     10/31/02  4/30/02

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income     $    948,455   $  3,084,050 $   374,122 $   949,008

   Net realized gain (loss) on
     investments                   (6,490)        49,175      89,658     173,217

   Unrealized appreciation
   (depreciation) of investments       --             --     154,112     104,757

   Increase in net assets
   from operations                941,965      3,133,225     617,892   1,226,982



Dividends to shareholders from:

   Net investment income         (948,455)    (3,084,050)   (374,122)  (949,008)

   Net realized gains                  --             --          --   (105,789)

Fund share transactions(Note 3) 5,296,082     14,457,025     508,281 (6,291,399)

   Net increase (decrease)
   in net assets                5,289,592     14,506,200     752,051 (6,119,214)


Net Assets:

   Beginning of period        166,847,971    152,341,771  22,365,189  28,484,403

   End of period             $172,137,563   $166,847,971 $23,117,240 $22,365,189





THE FLORIDA TAXFREE FUNDS
Notes to Financial Statements (Unaudited)


1.  Summary of Accounting Policies

The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax. Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:
Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized to the maturity of the instrument.
For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Securities Traded on a When-Issued or Delayed Delivery Bonds
The Funds may trade on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.
Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net realized gains, if any, on the sales of investments are recorded on the ex-dividend date, and made after the close of the Fund's fiscal year and in November, December and/ or January, as declared by the Board of Trustees. Such distributions are subject to federal income taxes. Dividends paid from net investment income are generally exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date an order to buy or sell is executed). Interest income, including amortization of premium and accretion of discount, is recorded on the accrual basis.
Realized gains or losses from securities transactions are recorded on the identified cost basis.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate

Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money
Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets. For the six-month period ended October 31, 2002, management fees totaled $416,336 and $70,481 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the six-month period ended October 31, 2002, fees under this agreement amounted to $32,634 and $2,452 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .40% (.50% effective September 1, 2002) of each Fund's average daily net assets. Expenses in excess of .50% of each Fund's average daily net assets will continue to be paid by WRH until notice is otherwise provided to shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as distribution and service fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.

During the six-month period ended October 31, 2002, the Money Fund paid $252 to WRH for brokerage fees and the ShortTerm Fund paid no fees on executions of portfolio investment transactions.
Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.





3.  Fund Shares
Transactions in Fund shares for the six-month period ended October 31, 2002 and the year ended April 30, 2002 were as follows:




                 MONEY FUND*                  SHORTTERM FUND

                                       SHARES                AMOUNT

            Six Months   Year     Six Months  Year     Six Months    Year
              Ended      Ended      Ended     Ended      Ended      Ended
            10/31/02    4/30/02   10/31/02    4/30/02  10/31/02     4/30/02

Sold     189,277,360  428,171,372  1,188,444  1,698,475  12,157,158  17,238,730

Issued on
reinvested
dividends    877,847    3,069,993     33,529     97,914     342,747     993,670

Redeemed(184,859,125)(416,784,340)(1,172,315)(2,414,685)(11,991,624)(24,523,799)

Net increase
(decrease) 5,296,082   14,457,025     49,658   (618,296)    508,281  (6,291,399)

* All at $1.00 per share


4.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the six months ended October 31, 2002 were $4,417,384 and $4,073,815, respectively.


5.  Federal Income Taxes
At October 31, 2002, the cost of securities for federal income tax purposes was approximately the same as that for financial reporting purposes. Market value includes net unrealized appreciation over tax cost of $537,817 for the ShortTerm Fund, which consists of aggregate gross unrealized appreciation and (depreciation) of $540,988 and ($3,171), respectively.

For income tax purposes, all distributions paid by both the Money Market Fund and the ShortTerm Fund during the six month period ended October 31, 2002 were from tax-exempt interest income.

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:
                                Money Fund      ShortTerm Fund
Undistributed Ordinary Income	  $43,766 	  $39,388
Undistributed Tax-Exempt Income  $168,218         $59,349
Undistributed Long Term Capital Gains            $107,995

For the six month period ended October 31, 2002, the Money Fund realized capital losses of $6,490 which are available to offset future distributable realized taxable gains.

6.  Financial Highlights
                                                         Money Fund
Per share operating               Six
performance (for a                Months  Year    Year    Year    Year    Year
share outstanding                 Ended   Ended   Ended   Ended   Ended   Ended
throughout the period)          10/31/02 4/30/02 4/30/01 4/30/00 4/30/99 4/30/98



Net asset value,
beginning of period               $1.00    1.00    1.00    1.00    1.00    1.00

Income from investment operations:
     Net Investment Income......   .006   0.019   0.036   0.032   0.030   0.034

     Less distributions:

     Dividends from net investment
          income................  (.006) (0.019) (0.036) (0.031) (0.030) (0.034)

     Return of capital..........     --      --  (0.001)     --      --      --

Net asset value, end of period..  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00

Total return....................    .58%   1.89%   3.70%   3.26%   3.02%   3.50%

Ratios/Supplemental Data

Net assets at end of
period (000's)..................$172,138 166,848 152,342 137,051 160,410 149,361

Ratios to average daily net assets:*

     Expenses...................    .43%    .40%    .40%    .40%    .39%    .26%

     Expenses (Before
     reimbursement).............    .70%    .70%    .74%    .70%    .73%    .78%

     Net Investment Income......   1.14%   1.84%   3.63%   3.11%   2.96%   3.43%


* Figures for six-months ended October 31, 2002 are annualized.


6.  Financial Highlights (continued)


                                                        ShortTerm Fund
Per share operating               Six
performance (for a                Months  Year    Year    Year    Year    Year
share outstanding                 Ended   Ended   Ended   Ended   Ended   Ended
throughout the period)          10/31/02 4/30/02 4/30/01 4/30/00 4/30/99 4/30/98



Net asset value,
beginning of period              $10.14   10.09    9.84   10.11   10.05    9.95

Income from investment operations:
     Net Investment Income......    .16    0.38    0.41    0.41    0.40    0.42

     Net realized and unrealized
     gain (loss)................    .11    0.10    0.25   (0.27)   0.06    0.10

     Total from investment oper    0.27    0.48    0.66    0.14    0.46    0.52

Less distributions:

     Dividends from net investment
          income................   (.16)  (0.38)  (0.41)  (0.40)  (0.40)  (0.42)

     Net realized gains.........     --   (0.05)     --      --      --      --

     Return of capital..........     --      --      --   (0.01)     --      --

Total distributions                (.16)  (0.43)  (0.41)  (0.41)  (0.40)  (0.42)

Net asset value, end of period..  $10.25  10.14   10.09    9.84   10.11   10.05

Total return....................   2.72%   4.77%   6.79%   1.39%   4.71%   5.23%

Ratios/Supplemental Data

Net assets at end of
period (000's).................. $23,117  22,365  28,484  32,779  29,356  22,953

Ratios to average daily net assets:*

     Expenses...................    .43%    .40%    .40%    .40%    .39%    .26%

     Expenses (Before
     reimbursement).............   1.11%   1.07%    .92%    .91%    .93%    .93%

     Net Investment Income......   3.18%   3.73%   4.07%   3.97%   4.00%   4.20%

Portfolio Turnover rate.........   19.7%   62.1%   26.0%   32.2%   25.6%   40.2%

* Figures for six-months ended October 31, 2002 are annualized.






THE FLORIDA TAXFREE FUNDS


Interested Trustee

W. Robb Hough, Jr., age 49
Current Positions Held with the Funds:  President and Chairman
Term of Office and Length of Time Served:  Indefinitely until successor is elected.  Chairman since November 1993; President since
May 1996.
Principal Occupations During the Past Five Years: President, William R. Hough & Co.
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex: Director and President, William R. Hough & Co.



Independent

Daniel Calabria, age 66
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since November 1993.
Principal Occupations During the Past Five Years: Retired; Trustee for various mutual funds
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex: Trustee, IDEX Mutual Funds; Trustee, AEGON/Transamerica Series Funds

William C. James, age 75
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since November 1993.
Principal Occupations During the Past Five Years: Retired; Private Investor Number of Portfolios Overseen Within the Fund Complex: 2
Other Directorships Held Outside the Fund Complex:  None

James T. Lang, age 81
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since November 1993.
Principal Occupations During the Past Five Years: Financial manager of U.S. Department of Commerce Grants to World Trade Association of Florida, financial consultant, trustee of various individual trusts
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex: Vice Chairman of the Pinellas County Educational Facilities Authority

Peter B. Wells, age 48
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since May 2000.
Principal Occupations During the Past Five Years: Certified Public Accountant, Wells, Houser, Schatzel & Thomas, P.A., formerly named Peel, Schatzel & Wells, P.A.
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex:  None